Earnings Per Share (EPS) (Tables)	12 Months Ended
Dec. 31, 2020
Earnings per share [abstract]
Schedule of Earnings Per Share
	December 31, 2020	December 31, 2019	December 31, 2019
Number of weighted ordinary shares in circulation (on average)	54,179,685	44,690,009	43,695,794
Net loss for the year in EUR	(13,023)	(7,358)	(8,878)
Basic/diluted earnings per share in EUR	(0.24)	(0.16)	(0.20)